Disclosure of Statement of financial position and comprehensive loss of entities material investments in equity method investees (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Statement of financial position
Current assets	$ 196,281	$ 203,214
Non-current assets	428,525	302,567
Current liabilities	43,864	11,250
Non-current liabilities	101,519	117,973
Statement of comprehensive loss
Revenue	80,413	12,429
Net income (loss) to shareholders	(9,542)	20,513
Comprehensive income (loss) to shareholders	(9,585)	$ 20,513
EVIANA HEALTH CORPORATION [Member]
Statement of financial position
Current assets	10,024
Non-current assets	3,173
Current liabilities	1,329
Non-current liabilities	8,290
Statement of comprehensive loss
Revenue	0
Net income (loss) to shareholders	(1,626)
Other comprehensive income (loss) to shareholders	(319)
Comprehensive income (loss) to shareholders	(1,945)
HYASYNTH BIOLOGICALS INC. [Member]
Statement of financial position
Current assets	3,223
Non-current assets	484
Current liabilities	62
Non-current liabilities	5,175
Statement of comprehensive loss
Revenue	0
Net income (loss) to shareholders	(1,098)
Other comprehensive income (loss) to shareholders	0
Comprehensive income (loss) to shareholders	$ (1,098)